S000058964 [Member] Investment Objectives and Goals - Carillon Chartwell Small Cap Fund	Dec. 31, 2025
Prospectus [Line Items]
Risk/Return [Heading]	SUMMARY OF CARILLON CHARTWELL SMALL CAP FUND | 5.1.2026
Objective [Heading]	Investment objective
Objective, Primary [Text Block]	The Carillon Chartwell Small Cap Fund, formerly the Carillon Scout Small Cap Fund, (“Small Cap Fund” or the “fund”) seeks long-term capital appreciation.